SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Changes in equity [abstract]
Disclosure of detailed information about share capital and share premium [Table Text Block]
	Number of shares	Share capital
		US$’000
Issued and paid up:
At 1 January 2021	19,063,833	320,683

Issued during the year	246,191	-
At 31 December 2021	19,310,024	320,683

Issued during the year	161,984	-
At 31 December 2022	19,472,008	320,683

Issued during the year	213,582	1,950
Distribution to shareholders	-	(32,440)
At 31 December 2023	19,685,590	290,193